Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
The PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of tax exempted entities in Cayman Islands and BVI	(27.70%)	4.20%	1.70%
Effect of the PRC preferential tax rates	(6.10%)	(5.60%)	(10.60%)
Non-deductible expenses	(2.10%)	1.20%	13.00%
Effect of changes in valuation allowance	(2.90%)	0.10%	0.30%
Effective tax rate	(13.80%)	24.90%	29.40%